RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 171	$ 168	$ 533	$ 564
Cost of goods sold	69	86	265	348
Selling, general and administrative expenses	34	36	102	112
Trade receivables	15		15		$ 10
Trade payables	73		73		118
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	175	201	677	845
Cost of goods sold	121	$ 113	377	$ 356
Trade receivables	103		103		107
Trade payables	$ 89		$ 89		$ 103